Profit and loss information	6 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Profit and loss information	Profit and loss information

(EUR thousand)	Three months ended September 30		Six months ended September 30
Expenses by nature	2022	2021	2022	2021
Employee benefit expenses	(30,219)	(20,899)	(58,834)	(42,557)
Depreciation and amortization	(12,658)	(22,090)	(30,217)	(50,172)
Agent costs	(16,467)	(3,524)	(28,248)	(5,873)
IT costs	(3,694)	(3,497)	(6,980)	(5,447)
Auditors, lawyers and consultants	(2,597)	(2,452)	(4,776)	(5,183)
Advertising and promotion	(3,010)	(2,420)	(5,779)	(4,495)
Travel, entertainment, office and rental cost	(1,215)	(567)	(2,290)	(934)
Change in fair value of warrants and put options	(1,927)	24,484	5,013	13,735
Other operating income / (expense)	(8,070)	7,002	(10,795)	8,560
Total operating expenses	(79,857)	(23,963)	(142,906)	(92,366)
The depreciation of property, plant and equipment includes depreciation related to the right of use assets, while the amortization of intangible assets predominantly sources from assets recognized in the process of the purchase price allocation during the 2012 acquisition of Global Blue by Silver Lake and Partners Group. The amortization period for customer relationships related to key accounts and national accounts acquired in 2012 ended on July 31, 2021.
For the three and six months ended September 30, 2022 agent costs referring to merchant acquiring fees have increased as a consequence of the overall business recovery. In addition, they include all costs paid to carriers, representing the main operational cost of the CRTS business segment.
Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)		Three months ended September 30		Six months ended September 30
Exceptional items	Note	2022	2021	2022	2021
Business restructuring expenses		(3,614)	(880)	(3,934)	(897)
Corporate restructuring expenses		(402)	(8)	(523)	(80)
Monitoring fee (including Directors fee)		(40)	(40)	(80)	(80)
Impairment		3	(60)	(567)	(159)
Net sales of assets loss		(178)	(35)	(168)	(34)
Share based payments		(4,033)	(945)	(5,783)	(2,232)
Change in fair value of warrants and put options	14	(1,927)	21,972	5,013	11,223
Other exceptional items		(895)	9,761	(1,260)	9,101
Total		(11,085)	29,764	(7,301)	16,843
Business restructuring expenses
For the three and six months ended September 30, 2022 business restructuring expenses correspond primarily to the loss arising from the sale of our TFSS business in Russia, and related deconsolidation.

Share-based payments
For the three and six months ended September 30, 2022 share-based payments represent the expenses predominantly for share options and restricted share grants issued within the framework of the MIP adopted in November 2020, and the share options issued as part of the 2019 Employee Share Option Plan, and include the impact of the second amendment to the employment agreement of the Company’s CEO, as described in further detail in Note 11.
Change in fair value of warrants and put options
For the three months ended September 30, 2022, EUR(1.5) million of change in the fair value corresponds to the loss associated with the warrant liabilities (EUR24.5 million for the three months ended September 30, 2021) and to the impact of the change in the fair value of the put options out of which EUR(0.1) million relates to ZigZag (EUR(0.6) million for the three months ended September 30, 2021), and EUR(0.3) million to Yocuda (EUR(2.0) million for the three months ended September 30, 2021).
For the six months ended September 30, 2022, EUR2.1 million of change in the fair value corresponds to the gain associated with the warrant liabilities (EUR13.7 million for the six months ended September 30, 2021) and to the impact of the change in the fair value of the put options out of which EUR2.1 million relates to ZigZag (EUR(0.6) million for the six months ended September 30, 2021), and EUR0.8 million to Yocuda (EUR(2.0) million for the six months ended September 30, 2021); for further details please refer to Note 14.
Net finance costs
For the three months ended September 30, 2022 the EUR14.2 million (EUR7.2 million for the three months ended September 30, 2021) of finance costs predominantly comprise of EUR6.5 million of bank borrowings and amortization of related capitalized borrowing fees (EUR5.6 million for the three months ended September 30, 2021), EUR3.8 million of other financial expenses being mainly forward trading exchange losses (EUR0.7 million for the three months ended September 30, 2021), and EUR3.7 million of net foreign exchange losses (EUR0.8 million for the three months ended September 30, 2021). These are partially offset by EUR0.3 million of net foreign exchange gains (nil for the three months ended September 30, 2021) and EUR0.1 million of interest income on bank deposits (EUR0.1 million for the three months ended September 30, 2021).
For the six months ended September 30, 2022 the EUR24.4 million (EUR13.7 million for the six months ended September 30, 2021) of finance costs predominantly comprise of EUR12.4 million of bank borrowings and amortization of related capitalized borrowing fees (EUR11.1 million for the six months ended September 30, 2021), EUR3.4 million of other financial expenses being mainly forward trading exchange losses (EUR1.3 million for the six months ended September 30, 2021), and EUR8.4 million of net foreign exchange losses (EUR1.0 million for the six months ended September 30, 2021); these are partially offset by EUR0.3 million of net foreign exchange gains (nil for the six months ended September 30, 2021) and EUR0.2 million of interest income on bank deposits (EUR0.1 million for the six months ended September 30, 2021).
Income tax

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2022	2021	2022	2021
Current income tax expense	(2,662)	(1,323)	(3,744)	(1,531)
Adjustment in respect of current income tax of previous periods	3,162	1,177	3,587	975
Deferred tax benefit	78	4,642	2,795	11,234
Income tax benefit reported in the income statement	579	4,496	2,639	10,678
The adjustment in respect of current income tax of previous periods for the three and six months ended September 30, 2022 contains a benefit of EUR3.2 million resulting from the reversal of a previously recorded uncertain tax position based on the final tax assessment received from the German authorities.